Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.61%	(0.40%)	(1.12%)
Performance Inception Date	Jun. 28, 2019
Innovator Emerging Markets Power Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.61%	(0.44%)	(1.12%)
Innovator Emerging Markets Power Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.73%	(0.31%)	(0.85%)
MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.50%	2.81%	1.70%
MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.05%	0.35%	(0.71%)